Property plant and equipment	9 Months Ended
Jun. 30, 2026
Property plant and equipment
Property, plant and equipment

7. Property, plant and equipment

June 30, 2026

	Land	Building	Right of Use Asset	Leasehold Improvement	Production Equipment	Office Furniture & Equipment	Capital work in progress	Battery technology	Total
Gross carrying amount
Balance beginning	$215	7,485	3,109	329	2,513	120	2,049	2,016	17,836
Additions	-	-	1,451	2,106	500	36	3,129	263	7,485
Exchange differences	-	-	(100)	(13)	(60)	(6)	-	(46)	(225)
Balance ending	$215	7,485	4,460	2,422	2,953	150	5,178	2,233	25,096
Depreciation and impairment
Balance beginning	$-	(1,167)	(1,977)	(79)	(1,038)	(92)	-	(440)	(4,793)
Depreciation	-	(281)	(389)	(59)	(296)	(22)	-	(315)	(1,362)
Exchange differences	-	(1)	48	3	29	3	-	19	101
Balance ending	$-	(1,449)	(2,318)	(135)	(1,305)	(111)	-	(736)	(6,054)
Net Book Value ending	$215	6,036	2,142	2,287	1,648	39	5,178	1,497	19,042

September 30, 2025

	Land	Building	Right of Use Asset	Leasehold Improvement	Production Equipment	Office Furniture & Equipment	Capital work in progress	Battery technology	Total
Gross carrying amount
Balance beginning	$215	7,485	3,209	76	1,809	105	-	935	13,834
Additions	-	-	(96)	253	1,213	20	2,049	1,076	4,515
Disposals	-	-	-	-	(509)	-	-	11	(498)
Exchange differences	-		(4)	-	-	(5)	-	(6)	(15)
Balance ending	$215	7,485	3,109	329	2,513	120	2,049	2,016	17,836
Depreciation and impairment
Balance beginning	$-	(793)	(1584)	(48)	(1,194)	(72)	-	(169)	(3,860)
Depreciation	-	(374)	(393)	(31)	(279)	(21)	-	(271)	(1,369)
Disposals	-	-	-	-	435	-	-	-	435
Exchange differences	-	-	-	-	-	1	-	-	1
Balance ending	$-	(1,167)	(1,977)	(79)	(1,038)	(92)	-	(440)	(4,793)
Net Book Value ending	$215	6,318	1,132	250	1,475	28	2,049	1,576	13,043

During the nine months period ended June 30, 2026, the Company incurred debt issuance cost of $1,982 (September 30, 2025: $1,790) in connection with the EXIM financing facility. The loan fees are initially recognized as a deduction from the carrying amount of the related loan and are amortized using the effective interest rate (EIR) method. Borrowing costs arising from the EIR accretion of the loan fees are capitalized to capital work in progress (CWIP) in accordance with IAS 23 – Borrowing Costs, only up to the date the qualifying asset is ready for its intended use. Thereafter, such borrowing costs are recognized in profit or loss. For the three and nine month periods ended June 30, 2026, the Company capitalized $406 and $937 to CWIP (September 30, 2025: $23).

Refer to Note 9(b) for further details.